Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2016
Derivative instruments and hedging activities
Concentration of exposures to credit risk in OTC derivatives

	Billions of yen
	March 31, 2015
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥33,930	¥(31,773)	¥(1,713)	¥444

	Billions of yen
	March 31, 2016
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥35,166	¥(33,104)	¥(1,560)	¥502

Volume of derivative activity in statement of financial position

	Billions of yen
	March 31, 2015
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading and non-trading purposes(2)(3):
Equity contracts	¥20,681	¥1,747	¥20,431	¥1,983
Interest rate contracts	1,367,970	31,611	1,343,616	31,691
Credit contracts	30,055	1,111	29,689	1,118
Foreign exchange contracts	136,683	7,576	126,750	6,990
Commodity contracts	13	0	39	1

Total	¥1,555,402	¥42,045	¥1,520,525	¥41,783

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,741	¥54	¥199	¥0
Foreign exchange contracts	177	1	161	2

Total	¥1,918	¥55	¥360	¥2

Total derivatives	¥1,557,320	¥42,100	¥1,520,885	¥41,785

	Billions of yen
	March 31, 2016
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading and non-trading purposes(2)(3):
Equity contracts	¥17,460	¥1,285	¥17,019	¥1,541
Interest rate contracts	1,121,588	28,765	1,134,813	28,494
Credit contracts	23,802	679	23,460	806
Foreign exchange contracts	174,061	6,900	169,504	6,650
Commodity contracts	2,197	1	8,224	8

Total	¥1,339,108	¥37,630	¥1,353,020	¥37,499

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,506	¥60	¥—	¥—
Foreign exchange contracts	254	7	139	4

Total	¥1,760	¥67	¥139	¥4

Total derivatives	¥1,340,868	¥37,697	¥1,353,159	¥37,503

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Each derivative classification includes derivatives with multiple risk underlying. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(3)	As of March 31, 2015 and 2016, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.

Offsetting of derivatives instruments and related collateral amounts

	Billions of yen		Billions of yen
	March 31, 2015		March 31, 2016
	Derivative assets	Derivative liabilities(1)	Derivative assets	Derivative liabilities(1)
Equity contracts
OTC settled bilaterally	¥1,191	¥1,349	¥945	¥1,126
OTC centrally-cleared	—	—	—	—
Exchange-traded	556	634	340	415
Interest rate contracts
OTC settled bilaterally	12,421	12,580	11,372	11,102
OTC centrally-cleared	19,226	19,102	17,442	17,387
Exchange-traded	18	9	11	5
Credit contracts
OTC settled bilaterally	1,003	1,023	577	709
OTC centrally-cleared	103	93	101	96
Exchange-traded	5	2	1	1
Foreign exchange contracts
OTC settled bilaterally	7,562	6,977	6,888	6,639
OTC centrally-cleared	10	10	19	15
Exchange-traded	5	5	0	0
Commodity contracts
OTC settled bilaterally	0	0	0	6
OTC centrally-cleared	—	—	—	—
Exchange-traded	0	1	1	2

Total gross derivative balances(2)	¥42,100	¥41,785	¥37,697	¥37,503
Less: Amounts offset in the consolidated balance sheets(3)	(40,514)	(40,460)	(36,325)	(36,456)

Total net amounts reported on the face of the consolidated balance sheets(4)	¥1,586	¥1,325	¥1,372	¥1,047
Less: Additional amounts not offset in the consolidated balance sheets(5)
Financial instruments and non-cash collateral	¥(252)	¥(53)	¥(457)	¥(59)
Cash collateral	—	(4)	—	(7)

Net amount	¥1,334	¥1,268	¥915	¥981

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2015, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥298 billion and ¥447 billion, respectively. As of March 31, 2016, the gross balance of such derivative assets and derivative liabilities was ¥203 billion and ¥326 billion, respectively.
(3)	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2015, Nomura offset a total of ¥1,830 billion of cash collateral receivables against net derivative liabilities and ¥1,884 billion of cash collateral payables against net derivative assets. As of March 31, 2016, Nomura offset a total of ¥1,885 billion of cash collateral receivables against net derivative liabilities and ¥1,754 billion of cash collateral payables against net derivative assets.
(4)	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
(5)	Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2015, a total of ¥223 billion of cash collateral receivables and ¥757 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of March 31, 2016, a total of ¥298 billion of cash collateral receivables and ¥466 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.

Derivative amounts included in consolidated statements of income

	Billions of yen
	Year ended March 31
	2014	2015	2016
Derivatives used for trading and non-trading purposes(1)(2):
Equity contracts	¥(91)	¥(9)	¥372
Interest rate contracts	102	(105)	(142)
Credit contracts	(123)	11	92
Foreign exchange contracts	(30)	(17)	134
Commodity contracts	1	(2)	(73)

Total	¥(141)	¥(122)	¥383

(1)	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(2)	Includes net gains (losses) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. For the years ended March 31, 2014, 2015 and 2016, these amounts have not been separately presented as net gains (losses) for these non-trading derivatives were not significant.

Fair value hedges

	Billions of yen
	Year ended March 31
	2014	2015	2016
Derivatives designated as hedging instruments:
Interest rate contracts	¥2	¥29	¥26
Foreign exchange contracts	—	(1)	8

Total	¥2	¥28	¥34

Hedged items:
Long-term borrowings	¥(2)	¥(29)	¥(26)
Non-trading debt securities	—	1	(8)

Total	¥(2)	¥(28)	¥(34)

Net investment hedges

	Billions of yen
	Year ended March 31
	2014	2015	2016
Hedging instruments:
Foreign exchange contracts	¥(12)	¥7	¥7

Total	¥(12)	¥7	¥7

(1)	The portion of gains (losses) representing the amount of hedge ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized within Revenue—Other in the consolidated statements of income. The amount of gains (losses) was not significant during the years ended March 31, 2014, 2015 and 2016.

Written credit derivatives and purchased credit protection

	Billions of yen
	March 31, 2015
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability(1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(21)	¥18,808	¥4,146	¥7,396	¥5,657	¥1,609	¥16,519
Credit default indices	(22)	6,044	919	1,926	2,462	737	5,240
Other credit risk related portfolio products	(8)	673	324	217	117	15	293
Credit risk related options and swaptions	0	300	—	—	255	45	255

Total	¥(51)	¥25,825	¥5,389	¥9,539	¥8,491	¥2,406	¥22,307

	Billions of yen
	March 31, 2016
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability(1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥131	¥15,609	¥3,658	¥5,292	¥5,252	¥1,407	¥12,796
Credit default indices	52	5,797	918	1,623	2,505	751	4,295
Other credit risk related portfolio products	12	355	71	248	24	12	209
Credit risk related options and swaptions	0	67	—	—	67	—	67

Total	¥195	¥21,828	¥4,647	¥7,163	¥7,848	¥2,170	¥17,367

(1)	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivative contracts.

Written credit derivatives by external credit rating of underlying asset

	Billions of yen
	March 31, 2015
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥1,768	¥1,418	¥4,766	¥6,722	¥2,526	¥1,608	¥18,808
Credit default indices	85	14	3,936	1,306	376	327	6,044
Other credit risk related portfolio products	38	—	1	4	1	629	673
Credit risk related options and swaptions	—	—	277	—	—	23	300

Total	¥1,891	¥1,432	¥8,980	¥8,032	¥2,903	¥2,587	¥25,825

	Billions of yen
	March 31, 2016
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥1,230	¥1,305	¥4,407	¥5,428	¥2,243	¥996	¥15,609
Credit default indices	178	15	4,249	939	224	192	5,797
Other credit risk related portfolio products	19	—	1	3	1	331	355
Credit risk related options and swaptions	—	—	—	67	—	—	67

Total	¥1,427	¥1,320	¥8,657	¥6,437	¥2,468	¥1,519	¥21,828

(1)	“Other” includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.